EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Computation of basic and diluted earnings per share

Year Ended December 31,
2021
Basic and diluted:
Net income	$83,414
Less: Net income attributable to Holdings L.L.C. prior to business combination	(70,352)
Less: Net income attributable to non-controlling interest subsequent to business combination	450
Net income attributable to CompoSecure, Inc for period subsequent to business combination	$13,512
Plus: adjustment due to net effect of dilutive class B units, stock options and exchangeable notes to net income	(331)
Net income attributable to CompoSecure, Inc for period subsequent to business combination after adjustment	$13,181
Weighted average common shares outstanding used in computing net income per share—basic	14,930
Weighted average common shares outstanding used in computing net income per share—diluted	94,926
Net income per share – basic	$0.91
Net income per share – diluted	$0.14

Antidilutive shares excluded from calculation

Year Ended December 31,
2021
Denominator:
Warrants	22,415
Earnout Shares	7,500